INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended																																				3 Months Ended		12 Months Ended						25 Months Ended
	Feb. 28, 2025 USD ($)	Oct. 31, 2024 USD ($) tanker	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) tanker	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) tanker_size tanker	Feb. 29, 2024 USD ($) tanker	Jan. 31, 2024 USD ($) tanker_size	Dec. 31, 2023 USD ($) vessels	Nov. 30, 2023 USD ($) facility	Oct. 31, 2023	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) tanker	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) vessels	Nov. 30, 2021 USD ($) tanker_size tanker	Oct. 31, 2021 USD ($) vessels	Sep. 30, 2021 USD ($) vessels	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) tanker	Jun. 30, 2020 USD ($) vessels	May 31, 2020 USD ($) vessels tanker	Mar. 31, 2020 USD ($) tanker	Nov. 30, 2019 USD ($) tanker	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2024 vessels	Mar. 31, 2024 USD ($) vessels tanker	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2018 USD ($) tanker	Dec. 31, 2017 USD ($) tanker	Dec. 31, 2016 USD ($) tanker	Dec. 31, 2023 USD ($) vessels	Jun. 30, 2017 USD ($)
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																																							$ 2,167,296	$ 1,609,449	$ 651,248
Repayments of borrowings																																							$ 1,880,055	536,587	$ 597,834
Number of newbuild vessels | vessels																																							0
Long-term debt									$ 3,194,464																														$ 3,284,070	3,194,464					$ 3,194,464
Amendments agreements, aggregate outstanding loan									$ 1,634,100																															$ 1,634,100					$ 1,634,100
Amendments agreements, weighted average credit adjustment spread									0.0015																															0.0015					0.0015
Amendments agreements, weighted average credit adjustment spread, interest period									3 months																															3 months					3 months
Debt instrument, covenant compliance, cash maintained, percentage									50.00%																														50.00%	50.00%					50.00%
Debt instrument, covenant compliance, cash required to be maintained, percentage																																							50.00%
Covenant compliance, undrawn credit facility availability																																							12 months
Cash required by financial loan covenant
Disclosure of financial liabilities [line items]
Cash									$ 75,400																														$ 92,600	$ 75,400					$ 75,400
LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers sold																								4																	2
Number of vessels delivered | vessels																																									2
Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers sold						1		1																															3	2
VLCC vessels
Disclosure of financial liabilities [line items]
Number of tankers sold								5																															5	1
Number of newbuildings delivered | vessels																																								2	4
Number of newbuild vessels | vessels									2														6																0	2	4				2
Number of vessels delivered | vessels																																					2	13
$252.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			$ 252,400																				$ 252,400
Line of credit facility, maximum borrowing capacity																			$ 252,400
Interest rate amortization profile																			18 years
Proceeds from issuance of debt																		$ 252,400
Repayments of borrowings																		262,000
$252.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			1.80%
$328.6 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																			$ 328,600
$34.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																	$ 34,800																						34,800
Line of credit facility, maximum borrowing capacity																	$ 34,800
Interest rate amortization profile																	20 years
Proceeds from issuance of debt																$ 34,800
Repayments of borrowings																$ 35,900
$34.8 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																	1.80%
$50.0 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																	$ 50,000
$250.7 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			$ 250,700										$ 250,700										250,700
Line of credit facility, maximum borrowing capacity																													250,700
Proceeds from issuance of debt																													$ 250,700
Repayments of borrowings																																									$ 46,500
$250.7 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers sold | tanker																																									2
$250.7 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																													1.90%
Interest rate amortization profile																													18 years
$219.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount						$ 219,600																																$ 219,600	219,600
Interest rate amortization profile						18 years
Proceeds from issuance of debt						$ 101,000
Term of debt						5 years
$219.6 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker						6																																6
$219.6 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis						1.80%																																1.80%
$100.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																													$ 100,800										100,800
Line of credit facility, maximum borrowing capacity	$ 119,700																												$ 100,800
Borrowing facility, revolving credit capacity	$ 51,600
Interest rate amortization profile	18 years																												17 years
Proceeds from issuance of debt																													$ 100,800
Term of debt	5 years
$100.8 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.65%																												1.90%
$328.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																																			$ 328,400				328,400
Line of credit facility, maximum borrowing capacity																																			$ 328,400
Interest rate amortization profile																																			18 years
Proceeds from issuance of debt																																											$ 165,900	$ 109,000
$328.4 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																											3	1
$328.4 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																											2	2
$321.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																																		$ 321,600					321,600
Line of credit facility, maximum borrowing capacity																																		$ 321,600
Interest rate amortization profile																																		15 years
Proceeds from issuance of debt																																										$ 32,000	$ 252,700
$321.6 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																										1	3
$321.6 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																											4
$606.7 Million Term Loan Facility (CEXIM)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity				$ 606,700
Interest rate amortization profile				19 years 8 months 12 days
Proceeds from issuance of debt				$ 275,000
Term of debt				9 years
$606.7 Million Term Loan Facility (CEXIM) | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker				8
$606.7 Million Term Loan Facility (CEXIM) | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker				8
$129.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount													$ 129,400																										129,400
Line of credit facility, maximum borrowing capacity													$ 129,400
Interest rate amortization profile													18 years
Proceeds from issuance of debt												$ 129,400
Term of debt													5 years
$129.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis													1.80%
$110.5 million term loan facility (ING)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																																														$ 80,100
Repayments of borrowings												84,500
$104.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																						$ 104,000																	104,000
Line of credit facility, maximum borrowing capacity																						$ 104,000
Interest rate amortization profile																						18 years
Proceeds from issuance of debt																					$ 104,000
$104.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																						1.80%
$110.5 Million Term Loan Facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																						$ 110,500																								$ 89,000
Repayments of borrowings										$ 90,900											$ 96,400
$60.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount										$ 60,600																													60,600
Term of debt										4 years
$63.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount										$ 63,500																													63,500
Term of debt										6 years
$60.6 million term loan facility (Deka) and $63.5 million term loan facility (Deka)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity										$ 124,100
Interest rate amortization profile										18 years
Number of new senior secured term loan facilities | facility										2
Proceeds from borrowings, remaining amount										$ 33,200
$60.6 million term loan facility (Deka) and $63.5 million term loan facility (Deka) | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis										1.71%
$544.0 million lease financing
Disclosure of financial liabilities [line items]
Notional Amount																																$ 544,000							544,000
Interest rate amortization profile																																17 years 9 months 18 days
Term of debt																																7 years
Sale leaseback agreement, maximum amount																																$ 544,000
$544.0 million lease financing | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of vessels acquired | tanker																																10
$544.0 million lease financing | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																																2.30%
$512.1 million lease financing
Disclosure of financial liabilities [line items]
Notional Amount		$ 512,100																																					512,100
Interest rate amortization profile		20 years 7 months 6 days
Proceeds from issuance of debt		$ 101,000
Term of debt		10 years
$512.1 million lease financing | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of vessels acquired | tanker		10
$512.1 million lease financing | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		1.80%
$42.9 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																																	$ 42,900						42,900
Line of credit facility, maximum borrowing capacity																																	$ 42,900
Interest rate amortization profile																																	18 years
Proceeds from issuance of debt																															$ 42,900
Term of debt																																	5 years
$42.9 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																															1		1
$42.9 million term loan facility | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity	$ 47,000
Borrowing facility, revolving credit capacity	$ 14,900
Interest rate amortization profile	20 years
Term of debt	5 years
$42.9 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																																	1.90%
$42.9 million term loan facility | Secured Overnight Financing Rate (SOFR) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.70%
$62.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																															$ 62,500								62,500
Line of credit facility, maximum borrowing capacity																															$ 62,500
Interest rate amortization profile																															18 years
Proceeds from issuance of debt																														$ 62,500
Term of debt																															5 years
$62.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																														1	1
$62.5 million term loan facility | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity	$ 72,300
Borrowing facility, revolving credit capacity	$ 25,400
Interest rate amortization profile	18 years
Term of debt	5 years
$62.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																															1.90%
$62.5 million term loan facility | Secured Overnight Financing Rate (SOFR) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.70%
$133.7 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																										$ 133,700			$ 133,700										133,700
Line of credit facility, maximum borrowing capacity																													$ 133,700
Interest rate amortization profile																													17 years
Proceeds from issuance of debt																								$ 33,400		33,400	$ 33,400	$ 33,400
Term of debt																													12 years
$133.7 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																								4					4
$58.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																										58,500													58,500
Line of credit facility, maximum borrowing capacity																										$ 58,500
Interest rate amortization profile																										20 years
Proceeds from issuance of debt																									$ 58,500
Term of debt																										5 years
$58.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																										1
$58.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																										1.70%
$58.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																										$ 58,500													58,500
Line of credit facility, maximum borrowing capacity																										$ 58,500
Interest rate amortization profile																										20 years
Proceeds from issuance of debt																								$ 58,500
Term of debt																										5 years
$58.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																										1
$58.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																										1.70%
$130.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																									130,000														130,000
Line of credit facility, maximum borrowing capacity																									$ 130,000
Interest rate amortization profile																	20 years
Proceeds from issuance of debt																				$ 65,000		$ 65,000
Term of debt																									5 years
$130.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered																				2					2
Number of newbuild vessels | vessels																									6
$130.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																									1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																							$ 65,000																65,000
Line of credit facility, maximum borrowing capacity																							$ 65,000
Interest rate amortization profile																							20 years
Proceeds from issuance of debt																	$ 65,000
Term of debt																							5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																							1
Number of newbuild vessels | vessels																							6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																							1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																							$ 65,000																65,000
Line of credit facility, maximum borrowing capacity																							$ 65,000
Interest rate amortization profile																							20 years
Proceeds from issuance of debt																		$ 65,000
Term of debt																							5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																							1
Number of newbuild vessels | vessels																							6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																							1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																							$ 65,000																65,000
Line of credit facility, maximum borrowing capacity																							$ 65,000
Interest rate amortization profile																							20 years
Proceeds from issuance of debt															$ 65,000
Term of debt																							5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																							1
Number of newbuild vessels | vessels																							6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																							1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																							$ 65,000																65,000
Line of credit facility, maximum borrowing capacity																							$ 65,000
Interest rate amortization profile																							18 years
Proceeds from issuance of debt															$ 65,000
Term of debt																							5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																							1
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																							1.70%
$1,410.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount										$ 1,410,000																													1,410,000
Line of credit facility, maximum borrowing capacity										$ 1,410,000
Interest rate amortization profile										20 years
Proceeds from issuance of debt																																													$ 891,300
Term of debt										5 years
Undrawn borrowing facilities									$ 518,700																															$ 518,700					518,700
$275.0 million revolving credit facility
Disclosure of financial liabilities [line items]
Notional Amount																																				$ 275,000			275,000
Line of credit facility, maximum borrowing capacity																																				$ 275,000
Proceeds from issuance of debt									99,700
Repayments of borrowings		$ 75,000			$ 100,000							$ 74,400		$ 60,000
Term of debt																																				18 months
Undrawn borrowing facilities																																							275,000
Borrowings, interest rate											10.00%					8.50%																				6.25%
Extension period											20 months					12 months
Long-term debt									$ 175,000																															$ 175,000					175,000
$539.9 million Shareholder loan facility
Disclosure of financial liabilities [line items]
Notional Amount										$ 539,900																													539,900
Line of credit facility, maximum borrowing capacity										$ 539,900
Proceeds from issuance of debt								$ 60,000																																					$ 235,000
Repayments of borrowings			$ 147,500
Term of debt										5 years
$94.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																																							$ 94,500
Line of credit facility, maximum borrowing capacity							$ 94,500
Interest rate amortization profile							20 years
Proceeds from issuance of debt							$ 38,000
Term of debt							5 years
$94.5 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker							2
$94.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis							1.80%